TAXES ON INCOME (Summary of Taxes On Income By Jurisdiction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic taxes: Current taxes	$ 12,890	$ 3,166	$ 3,670
Domestic taxes: Deferred taxes	(2,149)	(518)	(1,837)
Domestic	10,741	2,648	1,833
Foreign taxes: Current taxes	5,397	829	1,008
Foreign taxes: Deferred taxes	(1,317)	851	302
Foreign	4,080	1,680	1,310
Taxes on income	$ 14,821	$ 4,328	$ 3,143